Fair Value Measurement - Schedule of Fair Value Hierarchy of the Valuation (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value Hierarchy of the Valuation [Line Items]
Financial liabilities	$ 33,768,453	$ 40,044,013	$ 8,474,000
Fair Value, Recurring [Member] | 2022 and 2023 Convertible Notes [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy of the Valuation [Line Items]
Financial liabilities	18,482,353	36,283,891	8,041,000
Fair Value, Recurring [Member] | Whiskey Special Ops 2023 Notes [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy of the Valuation [Line Items]
Financial liabilities	14,283,752	1,452,562
Fair Value, Recurring [Member] | Warrant Liabilities 2022 and 2023 [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy of the Valuation [Line Items]
Financial liabilities	856,614	794,868	433,000
Fair Value, Recurring [Member] | Warrant Liabilities Whiskey Special Ops [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy of the Valuation [Line Items]
Financial liabilities	18,658	1,512,692
Fair Value, Recurring [Member] | Acquisition Contingency Liabilities [Member] | Level 3 [Member]
Schedule of Fair Value Hierarchy of the Valuation [Line Items]
Financial liabilities	$ 127,076